GCAT 2022-NQM5 Trust ABS-15G

Exhibit 99.24

Loan Number	LoanID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	438639108	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. AVM in file did not support value within 10% as the variance is XXXX%. Response 1 (XX/XX/XXXX XX:XXPM) CDA received supports the appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	438639119	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	438639120	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	438639121	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	438639122	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	438639123	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance-

Hazard Insurance. The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The evidence of HOI in the loan file indicates a total coverage of XXXX, which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of HOI..

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters-

Program Parameters. The subject loan does not meet Program Parameters for documentation type. The guidelines for a investment property transaction require all Investor loans to have the following Prepayment Penalty; 3% during the 1st loan year; 2% during the 2nd loan year, and;1% during the 3rd loan year. In addition, the Borrower may prepay up to 20% of the Unpaid Principal Balance (UPB) per year without penalty. Prepayments in excess of 20% per year are subject to penalty. Prepayment penalty is payable on entire UPB if loan is paid off in full. The Note dated XX/XX/XXXX did not reflect the Borrower was subject to any penalty for prepayment on the subject loan.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438639124	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Earnest Money documentation- The earnest money deposit was not properly documented and/or sourced. The guidelines require the Borrower to provide a copy of the cancelled down payment check (front and back) or wire confirmation from the incoming or outgoing bank. The source account did not show evidence of earnest money clearing account. The loan file does not contain documentation properly documenting / sourcing the earnest money deposit. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438639132	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	438639138	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	438639140	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	438639130	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. Program: DSCR-Investor, Purchase. Current LTV of XXXX% exceeds the maximum LTV of 75% per lender guidelines. Sales price per originator 1008 is XXXX; however, the Final HUD and Purchase Agreement reflect a purchase price of XXXX. Loan amount is XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Upon Senior Management review the LTV difference is less than 5% and with compensating factors is a deemmed non-material. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	438639139	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The guidelines indicate all Investment properties (including condominiums) require Rent-Loss coverage equal to or greater than 6 months of total gross rents?. The evidence of insurance provided by the borrower does not reflect rent loss coverage is included in the policy. The loan file does not contain rent loss coverage of a minimum of 6 months of the total gross rents as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Condo/HOA Dues-

The file does not contain documentation supporting the HOA/Condo dues. The appraisal in file dated XX/XX/XXXX indicate the monthly HOA dues for the subject property are XXXX. The secondary appraisal indicates the monthly HOA dues are XXXX. The originating underwriter used a monthly amount of XXXX. The loan file does not contain a recent HOA statement or other source document confirming the actual monthly HOA dues for the subject property.

Response 2 (XX/XX/XXXX XX:XXAM)
The DTI is XXXX%. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
If the monthly dues are XXXX as reflected on the condo questionnaire, then the DTI will exceed 50%. (Upheld)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an Secondary Appraisal dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438639134	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs-

The income/employment is not documented properly according to guides. Per guides, a signed 12-month Profit & Loss Statement (P&L) for the period ending within 60 days of closing. Profit & Loss Statement must include attestation confirming no material COVID-19 impact onability to make mortgage payments. The loan file did not contain a P&L statement or CPA letter.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Inc Misc-

There are additional employment/income findings. Per guides, Satisfactory quality control check of business and CPA/Accountant/Tax Preparer validity to be completed. The loan file contains no CPA letter or PTIN check for tax preparer.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438639133	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	438639137	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	438639135	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters- The subject loan does not meet Program Parameters for LTV. Max LTV for cash out refinance of an investment property is 65%. Subject loan closed with an LTV of XXXX%. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438639154	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters-

The subject loan does not meet Program Parameters for occupancy and vesting type. The guidelines indicate that an investment property cannot be vested in a trust. The subject loan closed as an investment property and according to the mortgage, is vested in a trust, which is not allowed per guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Referenced approval not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Email received does not address the fact that Investment properties cannot close in the name of a Trust. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

Response 4 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Waived)

(Clear) Miscellaneous-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan approval required a trust approval; however, the loan file did not contain any evidence of the trust having been approved or reviewed.

Response 1 (XX/XX/XXXX XX:XXPM)
Email received does not appear to be a formal exception. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception provided is a duplicate exception for the loan vested in a Trust finding that was previously waived. Please provide the exception to allow the Trust not to be reviewed. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	438639235	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs- The employment is not documented properly according to guides. Satisfactory quality control check of employer’s validity to be completed is required per guidelines. The VVOE in the loan file indicates that the employer was verified via XXXX; however, evidence of the XXXX verification is not present in the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438639236	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). There is no evidence of a loan application date provided in the loan file. Unable to determine if the Initial Loan Estimate issued XX/XX/XXXX was disclosed within 3 business days of the application date.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Finance Charge Fail-

This loan failed the TILA finance charge test. The finance charge is XXXX. The disclosed finance charge of XXXX is not considered accurate because it is understated by more than XXXX.. The following fees were included in testing: Points - Loan Discount: XXXX, Flood Certification: XXXX, Mortgage Broker: XXXX, Prepaid Interest: XXXX, Processing: XXXX, Recording Service: XXXX, Settlement or Closing: XXXX, Tax Service: XXXX, Title Courier: XXXX, Title-Title Services Lenders: XXXX and Underwriting: XXXX . The loan fails by XXXX. If curing with a reimbursement, please provide the following documents: LOE, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) VVOE required- The loan file was missing the borrower's VVOE with XXXX dated within 48 hours of the Note date of XX/XX/XXXX, per lender approval Response 1 (XX/XX/XXXX XX:XXPM) VVOE is more than 48 hours prior to the Note date. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Please clarify. Does Seller consider re-verification time to be 2 calendar days or 2 business days. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	438639237	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438639110	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. A Disclosure Tracker has been provided confirming the Initial CD was issued and received by the borrower on XX/XX/XXXX. The Mortgage was signed and notarized on XX/XX/XXXX. The Initial CD was not received 3 days prior to closing as required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The loan reviewed contains a note dated more than 12 months old, outside the applicable statute of limitations.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	438639118	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX.This results in a cost to cure of: XXXX. A valid change of circumstance was provided in the loan file, but did not provide a valid reason. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The LOE and PCCD have been provided. A copy of the Refund Check and Proof of Delivery is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. A Survey fee is separate from an Appraisal fee. The reimbursement for the Appraisal fee increase was disclosed on a PCCD issued on XX/XX/XXXX. The Refund check was no issued until XX/XX/XXXX. Per SFIG tolerance violations are not curable past 60 days from discovery. Lender became aware of the defect (discovery date) on XX/XX/XXXX. The defect is not curable after XX/XX/XXXX due to exceeding the CFPB time frame on cures. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The loan reviewed contains a note dated more than 12 months old, outside the applicable statute of limitations. (Resolved)

(Clear) Incomplete Bank Statements-

The bank statements are incomplete. The guidelines required 4 months consecutive and complete bank statements to properly document income using the Asset Utilization income type. The loan file contained bank statements for the months of XX/XX/XXXX to XX/XX/XXXX; however, the additional 4th month bank statement is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Open) Inc Misc-

There are additional employment/income findings. The guidelines allow asset utilization income to be used to supplement 24 month bank statement or 24 month full documentation income types. The subject loan was approved with 12 month bank statement documentation; however, asset utilization income was used to supplement this income, which is not allowed for 12 month bank statement documentation types. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Clear) Income Docs-

The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained no evidence of the Exhibit C - Business purpose & occupancy affidavit as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Explanation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	438639111	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	438639112	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
The explanation provided is not sufficient to cure the finding. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). The broker application provided in the loan file is dated XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Revised LE Delivery Date4 (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Disclosure dated XX/XX/XXXX was received by the borrower XX/XX/XXXX, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered prior please provide evidence of receipt.

Response 1 (XX/XX/XXXX XX:XXAM)
The explanation provided is not sufficient to cure the finding. When a document is sent electronically, a receipt date is still required to determine when the borrower received the document. The LE issued on XX/XX/XXXX was sent electronically on XX/XX/XXXX, it was not received by the borrower until XX/XX/XXXX. The E-receipt shows it was not viewed or signed until XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. When a document is sent electronically, a receipt date is still required to determine when the borrower received the document. The receipt date can not be considered the date it was issued/sent electronically, it must be the date the disclosure was viewed or signed. The E-receipt shows it was not viewed or signed until XX/XX/XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
The explanation provided is not sufficient to cure the finding. When a document is sent electronically, a receipt date is still required to determine when the borrower received the document. The receipt date can not be considered the date it was issued/sent electronically, it must be the date the disclosure was viewed or signed. The E-receipt shows it was not viewed or signed until XX/XX/XXXX. (Upheld)

Response 4 (XX/XX/XXXX XX:XXAM)
The loan reviewed contains a note dated more than 12 months old, outside the applicable statute of limitations.

(Open) TRID - SPL - Late-

A written list of Service Providers was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. Non-material defect.

(Open) Late HOC Disclosure-

The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. Non-material defect.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX. This results in a cost to cure of: XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX XX:XXAM)
The explanation provided is not sufficient to cure the finding. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). The broker application provided in the loan file is dated XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10%. This results in a cost to cure of: XXXX. Because the loan failed the Initial LE Date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX XX:XXAM)
The explanation provided is not sufficient to cure the finding. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). The broker application provided in the loan file is dated XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	438639107	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor - Seller is Exempt.	(Open) Donor's ability to provide- Satisfactory evidence was not in the file of the donor's ability to provide funds to the borrower. The loan file contained a Gift Letter from XXXX for XXXX and another Gift Letter from XXXX for XXXX along with canceled checks and proof the XXXX was deposited to the borrower's account and the XXXX given to the closing office; however, the donors bank statements evidencing the withdrawal was not provided as required per Investor guidelines.	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B

Loan Number	LoanID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Compensating Factors	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade	Exception Date
XXXX	438639107	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX subprime home loan test. (XX XX XXXX Section XXX, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor - Seller is Exempt.	Mitigating Factor - Seller is Exempt.					2	2	2	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639107	2 of 3	XXXX	XX/XX/XXXX	Credit	Donor's ability to provide	XXXX	Satisfactory evidence was not in the file of the donor's ability to provide funds to the borrower. The loan file contained a Gift Letter from XXXX for XXXX and another Gift Letter from XXXX for XXXX along with canceled checks and proof the XXXX was deposited to the borrower's account and the XXXX given to the closing office; however, the donors bank statements evidencing the withdrawal was not provided as required per Investor guidelines.	Compensating factors - Qualifying Credit Score XXXX, XXXX% DTI, XXXX% LTV and clean mortgage payment history.					2	2	2	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639107	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser.						1	1	2	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639110	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	XXXX	Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Disagree - ICD was issued on XX/XX/XXXX therefore closing date must be XX/XX/XXXX rather than XX/XX/XXXX	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is not sufficient to cure the finding. A Disclosure Tracker has been provided confirming the Initial CD was issued and received by the borrower on XX/XX/XXXX. The Mortgage was signed and notarized on XX/XX/XXXX. The Initial CD was not received 3 days prior to closing as required. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) The loan reviewed contains a note dated more than 12 months old, outside the applicable statute of limitations.		3	2	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639110	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639110	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines						1	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639110	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639111	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639111	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639111	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639112	1 of 8	XXXX	XX/XX/XXXX	Compliance	Late HOC Disclosure	XXXX	The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639112	2 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10%. This results in a cost to cure of: XXXX. Because the loan failed the Initial LE Date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Disagree – Broker provided file with application date XX/XX/XXXX – initial disclosure package issued same day 5/4 – previously uploaded docs covers this Rebuttal 2 (XX/XX/XXXX XX:XXAM) Disagree - see attached Disclosure Center screen (refer to the bottom of this page RESPA Six Information submitted on XX/XX/XXXX) and Initial LE confirm application date of XX/XX/XXXX; initial disclosure package was issued/signed on XX/XX/XXXX within 3 days.	Response 1 (XX/XX/XXXX XX:XX\AM)
The explanation provided is not sufficient to cure the finding. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). The broker application provided in the loan file is dated XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

														3	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639112	3 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - Initial LE Delivery Date (from application)	XXXX	This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Disagree – Broker provided file with application date XX/XX/XXXX – initial disclosure package issued same day XX/XX/XXXX – previously uploaded doc covers this Rebuttal 2 (XX/XX/XXXX XX:XXAM) : Disagree - see attached Disclosure Center screen and Initial LE confirm application date of XX/XX/XXXX; initial disclosure package was issued/signed on XX/XX/XXXX within 3 days.	Response 1 (XX/XX/XXXX XX:XXAM)
The explanation provided is not sufficient to cure the finding. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). The broker application provided in the loan file is dated XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

														3	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639112	4 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	XXXX	This loan failed the revised Loan Estimate disclosure delivery date test. Disclosure dated XX/XX/XXXX was received by the borrower XX/XX/XXXX, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered prior please provide evidence of receipt.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Disagree - Final Loan Estimate issued XX/XX/XXXX. Closing occurred XX/XX/XXXX. Esign Consent provided XX/XX/XXXX and considered received same day as delivered via email Rebuttal 2 (XX/XX/XXXX XX:XXAM) Disagree - final LE issued XX/XX/XXXX not viewed or signed until XX/XX/XXXX when ICD issued	Response 1 (XX/XX/XXXX XX:XXAM)
The explanation provided is not sufficient to cure the finding. When a document is sent electronically, a receipt date is still required to determine when the borrower received the document. The LE issued on XX/XX/XXXX was sent electronically on XX/XX/XXXX, it was not received by the borrower until XX/XX/XXXX. The E-receipt shows it was not viewed or signed until XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. When a document is sent electronically, a receipt date is still required to determine when the borrower received the document. The receipt date can not be considered the date it was issued/sent electronically, it must be the date the disclosure was viewed or signed. The E-receipt shows it was not viewed or signed until XX/XX/XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. When a document is sent electronically, a receipt date is still required to determine when the borrower received the document. The receipt date can not be considered the date it was issued/sent electronically, it must be the date the disclosure was viewed or signed. The E-receipt shows it was not viewed or signed until XX/XX/XXXX. (Upheld)

Response 4 (XX/XX/XXXX XX:XXAM)
The loan reviewed contains a note dated more than 12 months old, outside the applicable statute of limitations.

														3	2	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639112	5 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Late	XXXX	A written list of Service Providers was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. Non-material defect.						2	2	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639112	6 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX. This results in a cost to cure of: XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM)
Disagree – Broker provided file with application date XX/XX/XXXX – initial disclosure package issued same day XX/XX/XXXX – see attached initial disclosure package

Rebuttal 2 (XX/XX/XXXX XX:XXAM)
Disagree - see attached Disclosure Center screen (refer to the bottom of this page RESPA Six Information submitted on XX/XX/XXXX) and Initial LE confirm application date of XX/XX/XXXX; initial disclosure package was issued/signed on XX/XX/XXXX within 3 days.

Rebuttal 3 (XX/XX/XXXX XX:XXAM)
Disagree - see attached Disclosure Center screen (refer to the bottom of this page RESPA Six Information submitted on XX/XX/XXXX) and Initial LE confirm application date of XX/XX/XXXX; initial disclosure package was issued/signed on XX/XX/XXXX within 3 days.

Response 1 (XX/XX/XXXX XX:XXAM)
The explanation provided is not sufficient to cure the finding. Per 1026.19(e)(1)(ii), if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker shall provide a consumer with the disclosures required under paragraph 1026.19(e)(1)(i) in accordance with 1026.19(e)(1)(iii). The creditor shall ensure that such disclosures are provided in accordance with all requirements of 1026.19(e). The broker application provided in the loan file is dated XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

														3	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639112	7 of 8	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639112	8 of 8	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639118	1 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX.This results in a cost to cure of: XXXX. A valid change of circumstance was provided in the loan file, but did not provide a valid reason. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Disagree - PCCD and LOX uploaded Rebuttal 2 (XX/XX/XXXX XX:XXPM) Agree - uploaded PCCD, LOE, shipping label and check	Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The LOE and PCCD have been provided. A copy of the Refund Check and Proof of Delivery is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. A Survey fee is separate from an Appraisal fee. The reimbursement for the Appraisal fee increase was disclosed on a PCCD issued on XX/XX/XXXX. The Refund check was no issued until XX/XX/XXXX. Per SFIG tolerance violations are not curable past 60 days from discovery. Lender became aware of the defect (discovery date) on XX/XX/XXXX. The defect is not curable after XX/XX/XXXX due to exceeding the CFPB time frame on cures. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The loan reviewed contains a note dated more than 12 months old, outside the applicable statute of limitations. (Resolved)

														3	2	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639118	2 of 5	XXXX	XX/XX/XXXX	Credit	Inc Misc	XXXX	There are additional employment/income findings. The guidelines allow asset utilization income to be used to supplement 24 month bank statement or 24 month full documentation income types. The subject loan was approved with 12 month bank statement documentation; however, asset utilization income was used to supplement this income, which is not allowed for 12 month bank statement documentation types. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	Credit score of XXX exceeds the minimum required by guidelines of 700. DTI of XXXX% is below maximum of 50%. Verified post-closing reserves of XXXX or XX months. Minimum required per guidelines is 0 months. Borrower has XX years in the same profession owning the same company. Total residual income is XXXX per month.					2	2	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639118	3 of 5	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained no evidence of the Exhibit C - Business purpose & occupancy affidavit as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Finding is not valid, only required for DSCR loans	Response 1 (XX/XX/XXXX XX:XXAM) Explanation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639118	4 of 5	XXXX	XX/XX/XXXX	Credit	Incomplete Bank Statements	XXXX	The bank statements are incomplete. The guidelines required 4 months consecutive and complete bank statements to properly document income using the Asset Utilization income type. The loan file contained bank statements for the months of XX/XX/XXXX to XX/XX/XXXX; however, the additional 4th month bank statement is missing from the loan file.	XXXX% LTV. XXX Score. XX months of reserves.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Agree - exception uploaded	Response 1 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639118	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639119	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639119	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639119	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639120	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639120	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639120	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639121	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639121	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639121	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639122	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639122	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639122	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639123	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639123	2 of 4	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	Hazard Insurance. The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The evidence of HOI in the loan file indicates a total coverage of XXXX, which is insufficient. The loan file did not contain a Reconstruction cost estimator from the insurance company to justify the coverage per the evidence of HOI..		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) RCE attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639123	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	Program Parameters. The subject loan does not meet Program Parameters for documentation type. The guidelines for a investment property transaction require all Investor loans to have the following Prepayment Penalty; 3% during the 1st loan year; 2% during the 2nd loan year, and;1% during the 3rd loan year. In addition, the Borrower may prepay up to 20% of the Unpaid Principal Balance (UPB) per year without penalty. Prepayments in excess of 20% per year are subject to penalty. Prepayment penalty is payable on entire UPB if loan is paid off in full. The Note dated XX/XX/XXXX did not reflect the Borrower was subject to any penalty for prepayment on the subject loan.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the Note and addendum.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639123	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639124	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639124	2 of 3	XXXX	XX/XX/XXXX	Credit	Earnest Money documentation	XXXX	The earnest money deposit was not properly documented and/or sourced. The guidelines require the Borrower to provide a copy of the cancelled down payment check (front and back) or wire confirmation from the incoming or outgoing bank. The source account did not show evidence of earnest money clearing account. The loan file does not contain documentation properly documenting / sourcing the earnest money deposit.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Borrower had enough funds to use for closing even without the XXXX EMD.	Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639124	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639130	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639130	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV. Program: DSCR-Investor, Purchase. Current LTV of XXXX% exceeds the maximum LTV of 75% per lender guidelines. Sales price per originator 1008 is XXXX; however, the Final HUD and Purchase Agreement reflect a purchase price of XXXX. Loan amount is XXXX.	Compensating Factors - Qualifying Credit Score XXX, XX months reserves and clean mortgage payment history.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Exception attached.	Response 1 (XX/XX/XXXX XX:XXPM) Upon Senior Management review the LTV difference is less than 5% and with compensating factors is a deemmed non-material. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639130	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639132	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639132	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639132	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639133	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639133	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639133	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639134	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639134	2 of 4	XXXX	XX/XX/XXXX	Credit	Inc Misc	XXXX	There are additional employment/income findings. Per guides, Satisfactory quality control check of business and CPA/Accountant/Tax Preparer validity to be completed. The loan file contains no CPA letter or PTIN check for tax preparer.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Attached CPA verify report	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639134	3 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. Per guides, a signed 12-month Profit & Loss Statement (P&L) for the period ending within 60 days of closing. Profit & Loss Statement must include attestation confirming no material COVID-19 impact onability to make mortgage payments. The loan file did not contain a P&L statement or CPA letter.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Attached please find last 12 months P&L for XXXX (dated XX/XX/XXXX) and XXXX (dated XX/XX/XXXX)	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639134	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639135	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639135	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV. Max LTV for cash out refinance of an investment property is XXXX%. Subject loan closed with an LTV of XXX%.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Per attached CDL guidelines, for Cash out refinance of investment loan with loan amount XXXX falls to the category of max 70% LTV and min 700 credit score, the borrower has XXX credit score, which meet 70% LTV requirement.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639135	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639137	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639137	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639137	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639138	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639138	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639138	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639139	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639139	2 of 4	XXXX	XX/XX/XXXX	Credit	Condo/HOA Dues	XXXX	The file does not contain documentation supporting the HOA/Condo dues. The appraisal in file dated XX/XX/XXXX indicate the monthly HOA dues for the subject property are XXXX. The secondary appraisal indicates the monthly HOA dues are XXXX. The originating underwriter used a monthly amount of XXXX. The loan file does not contain a recent HOA statement or other source document confirming the actual monthly HOA dues for the subject property.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Condo Questionnaire indicates HOA fee Rebuttal 2 (XX/XX/XXXX XX:XXPM) we confirmed that UW put wrong HOA fee in the system, the 2nd appraisal-revised one and HOA cert with HOA dues at XXXX is correct one (questionnaire was filled up by condo management). Rebuttal 3 (XX/XX/XXXX XX:XXPM) UW was using the wrong monthly rental figure, please find the updated final 1008, the DTI is XXXX% now	Response 1 (XX/XX/XXXX XX:XXPM) If the monthly dues are XXXX as reflected on the condo questionnaire, then the DTI will exceed 50%. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) The DTI is XXXX%. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639139	3 of 4	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The guidelines indicate all Investment properties (including condominiums) require Rent-Loss coverage equal to or greater than 6 months of total gross rents?. The evidence of insurance provided by the borrower does not reflect rent loss coverage is included in the policy. The loan file does not contain rent loss coverage of a minimum of 6 months of the total gross rents as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) HOI. Additional living expense up to 24 months.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639139	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an Secondary Appraisal dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639140	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639140	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639140	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639154	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639154	2 of 4	XXXX	XX/XX/XXXX	Credit	Miscellaneous	XXXX	There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan approval required a trust approval; however, the loan file did not contain any evidence of the trust having been approved or reviewed.	XXXX% LTV. XXX Score. XXXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Approval attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Exceptional approval Rebuttal 3 (XX/XX/XXXX XX:XXAM) Trust uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) Email received does not appear to be a formal exception. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Exception provided is a duplicate exception for the loan vested in a Trust finding that was previously waived. Please provide the exception to allow the Trust not to be reviewed. (Upheld) Response 3 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639154	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for occupancy and vesting type. The guidelines indicate that an investment property cannot be vested in a trust. The subject loan closed as an investment property and according to the mortgage, is vested in a trust, which is not allowed per guidelines.	XXXX% LTV. XXX Score. XXXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Approval attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) The attached was an exception approval. When the loan closes in an Irrevocable trust it is always marked as an investment property regardless of the Occupancy Rebuttal 3 (XX/XX/XXXX XX:XXPM) as per clarification from XXXX, please find another exception approval on this loan Rebuttal 4 (XX/XX/XXXX XX:XXPM) Exceptional Approval.	Response 1 (XX/XX/XXXX XX:XXPM) Referenced approval not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Email received does not address the fact that Investment properties cannot close in the name of a Trust. (Upheld) Response 3 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Resolved) Response 4 (XX/XX/XXXX XX:XXAM) Exception granted by Originator and accepted by Investor. (Waived)		3	2	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639154	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639235	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639235	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The employment is not documented properly according to guides. Satisfactory quality control check of employer’s validity to be completed is required per guidelines. The VVOE in the loan file indicates that the employer was verified via XXXX; however, evidence of the XXXX verification is not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the verification.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639235	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639236	1 of 5	XXXX	XX/XX/XXXX	Compliance	Missing HOC Disclosure	XXXX	The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the HOC disclosure.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639236	2 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - Finance Charge Fail	XXXX	This loan failed the TILA finance charge test. The finance charge is XXXX. The disclosed finance charge of XXXX is not considered accurate because it is understated by more than XXXX. The following fees were included in testing: Points - Loan Discount: XXXX, Flood Certification: XXXX, Mortgage Broker: XXXX, Prepaid Interest: XXXX, Processing: XXXX, Recording Service: XXXX, Settlement or Closing: XXXX, Tax Service: XXXX, Title Courier: XXXX, Title-Title Services Lenders: XXXX and Underwriting: XXXX . The loan fails by XXXX. If curing with a reimbursement, please provide the following documents: LOE, copy of refund, proof of delivery.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the PCCD, LOE, Proof of Delivery and Proof of Refund.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639236	3 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - Initial LE Delivery Date (from application)	XXXX	This loan failed the initial loan estimate delivery date test (from application). There is no evidence of a loan application date provided in the loan file. Unable to determine if the Initial Loan Estimate issued XX/XX/XXXX was disclosed within 3 business days of the application date.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the initial 1003 and initial LE.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639236	4 of 5	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	The loan file was missing the borrower's VVOE with XXXX dated within 48 hours of the Note date of XX/XX/XXXX, per lender approval		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the VVOE. Rebuttal 2 (XX/XX/XXXX XX:XXAM) VVOE provided was re-verified 2 business days prior to the note date. Rebuttal 3 (XX/XX/XXXX XX:XXPM) yes, 2 business days. provided rebuttal to XXXX on XX/XX/XXXX already.	Response 1 (XX/XX/XXXX XX:XXPM) VVOE is more than 48 hours prior to the Note date. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Please clarify. Does Seller consider re-verification time to be 2 calendar days or 2 business days. (Upheld) Response 3 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639236	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XXPM
XXXX	438639237	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639237	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Prepaid item appraisal fee XXXX is verified and proved per attached appraisal invoice. And plus attached additional asset from borrower's XXXX account, which should cover the shortage.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639237	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639108	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639108	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XXPM
XXXX	438639108	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. AVM in file did not support value within 10% as the variance is XXXX%.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CDA uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) CDA received supports the appraised value. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XXPM